Income Tax - Schedule of Income Tax Rate (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Rate [Abstract]
Loss from ordinary activities before income tax expense	$ (14,378,454)	$ (1,839,709)
Domestic tax rate for the Company based on the Company’s residency (UK)	(3,594,613)	(459,927)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
Non-temporary tax adjustments
Non-deductible fair value adjustments on restructure	3,062,447
Current period deferred tax assets (non-tax losses) not recognised	536,032	478,374
Tax rate differential	(3,866)	(18,446)
Income tax expense